UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526
Name of Registrant: VANGUARD QUANTITATIVE FUNDS
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30th
Date of reporting period: December 31, 2017
Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments (unaudited)
As of December 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (97.4%)1
Consumer Discretionary (11.2%)
*	Amazon.com Inc.	120,677	141,128
	Comcast Corp. Class A	2,380,856	95,353
	Home Depot Inc.	462,934	87,740
	McDonald's Corp.	409,700	70,518
*	Priceline Group Inc.	30,834	53,581
	TJX Cos. Inc.	528,536	40,412
	Yum! Brands Inc.	493,185	40,249
	Lowe's Cos. Inc.	408,754	37,990
	Royal Caribbean Cruises Ltd.	247,429	29,513
	Walt Disney Co.	260,951	28,055
	Best Buy Co. Inc.	409,165	28,015
	Ross Stores Inc.	340,384	27,316
*	Dollar Tree Inc.	222,830	23,912
	Time Warner Inc.	253,455	23,184
*	Michael Kors Holdings Ltd.	357,891	22,529
*	Netflix Inc.	117,278	22,513
	BorgWarner Inc.	426,917	21,811
	Carnival Corp.	291,289	19,333
*	Aptiv plc	212,668	18,041
	Ralph Lauren Corp. Class A	171,667	17,800
	Foot Locker Inc.	361,360	16,941
	Marriott International Inc. Class A	122,139	16,578
	H&R Block Inc.	621,002	16,283
*	Discovery Communications Inc. Class A	703,793	15,751
*	Mohawk Industries Inc.	55,899	15,423
	Wyndham Worldwide Corp.	120,796	13,997
	Hilton Worldwide Holdings Inc.	169,475	13,534
	News Corp. Class A	813,002	13,179
	Ford Motor Co.	979,720	12,237
	Darden Restaurants Inc.	123,068	11,817
	Tiffany & Co.	112,963	11,742
	Leggett & Platt Inc.	213,599	10,195
	News Corp. Class B	591,870	9,825
*	Charter Communications Inc. Class A	29,173	9,801
	Wynn Resorts Ltd.	56,865	9,587
	Expedia Inc.	79,734	9,550
	DR Horton Inc.	164,280	8,390
	PVH Corp.	54,000	7,409
*	LKQ Corp.	177,200	7,207
	Kohl's Corp.	126,480	6,859
	Omnicom Group Inc.	90,893	6,620
*	O'Reilly Automotive Inc.	24,140	5,807
	Goodyear Tire & Rubber Co.	142,100	4,591
	Garmin Ltd.	76,130	4,535
	Newell Brands Inc.	138,000	4,264
	Signet Jewelers Ltd.	62,912	3,558
	Starbucks Corp.	60,403	3,469
	Advance Auto Parts Inc.	31,450	3,135
	Dick's Sporting Goods Inc.	105,389	3,029

	Viacom Inc. Class B	93,960	2,895
	Genuine Parts Co.	29,312	2,785
	Macy's Inc.	107,520	2,708
	Tapestry Inc.	60,165	2,661
*	TripAdvisor Inc.	74,600	2,571
	Hanesbrands Inc.	117,353	2,454
*	Michaels Cos. Inc.	92,100	2,228
*	Visteon Corp.	17,500	2,190
*	Sally Beauty Holdings Inc.	116,000	2,176
*	Ulta Beauty Inc.	9,187	2,055
	Hasbro Inc.	22,252	2,022
*	Delphi Technologies plc	38,322	2,011
	Adtalem Global Education Inc.	39,500	1,661
*	Liberty Media Corp-Liberty SiriusXM. Class C	40,300	1,598
	L Brands Inc.	23,540	1,418
	Graham Holdings Co. Class B	2,457	1,372
	Lennar Corp. Class A	19,550	1,236
*	DISH Network Corp. Class A	25,560	1,220
*,^ Under Armour Inc. Class A		81,900	1,182
	La-Z-Boy Inc.	37,000	1,154
*	Express Inc.	109,000	1,106
	Carter's Inc.	9,400	1,104
*	Crocs Inc.	83,500	1,055
*	Liberty Media Corp-Liberty SiriusXM. Class A	26,500	1,051
*	Ferrari NV	9,200	964
	Adient plc	12,078	951
*	Hyatt Hotels Corp. Class A	11,700	860
*	ServiceMaster Global Holdings Inc.	16,200	831
*	Sleep Number Corp.	20,000	752
	Gentex Corp.	33,200	696
	Brinker International Inc.	17,400	676
	Las Vegas Sands Corp.	8,000	556
*	Hibbett Sports Inc.	26,800	547
*	Groupon Inc. Class A	103,000	525
*	Hilton Grand Vacations Inc.	11,900	499
	GameStop Corp. Class A	26,300	472
*	Liberty Ventures Class A	8,000	434
	Big Lots Inc.	6,200	348
*	Liberty Expedia Holdings Inc. Class A	7,800	346
	Finish Line Inc. Class A	21,900	318
	International Game Technology plc	11,800	313
*	Urban Outfitters Inc.	8,900	312
	Restaurant Brands International Inc.	4,700	289
	Pier 1 Imports Inc.	64,900	269
	Bloomin' Brands Inc.	10,900	233
	Cable One Inc.	305	214
*	Deckers Outdoor Corp.	2,500	201
	Magna International Inc.	2,600	147
*	La Quinta Holdings Inc.	7,200	133
*	Pinnacle Entertainment Inc.	3,900	128
*	Liberty Interactive Corp. QVC Group Class A	5,100	125
*	Wayfair Inc.	1,500	120
	Big 5 Sporting Goods Corp.	15,323	116
	Tailored Brands Inc.	5,200	113
	Gannett Co. Inc.	8,050	93
	Aaron's Inc.	2,333	93
*	Liberty TripAdvisor Holdings Inc. Class A	9,100	86

* Lumber Liquidators Holdings Inc.	2,700	85
* Iconix Brand Group Inc.	64,616	83
* Kirkland's Inc.	6,800	81
* Liberty Global plc	2,200	74
Williams-Sonoma Inc.	900	47
* Horizon Global Corp.	3,300	46
* MDC Partners Inc. Class A	4,300	42
* Eros International plc	4,100	40
* Burlington Stores Inc.	297	37
Entravision Communications Corp. Class A	4,800	34
* Sotheby's	600	31
Libbey Inc.	3,900	29
Bassett Furniture Industries Inc.	689	26
Sirius XM Holdings Inc.	3,800	20
New Media Investment Group Inc.	1,200	20
* Denny's Corp.	1,491	20
* Nautilus Inc.	1,300	17
* Biglari Holdings Inc.	34	14
* Monarch Casino & Resort Inc.	300	13
Ruth's Hospitality Group Inc.	600	13
* Vera Bradley Inc.	1,000	12
* Bojangles' Inc.	1,000	12
* Vitamin Shoppe Inc.	2,000	9
HSN Inc.	200	8
Cato Corp. Class A	271	4
Aramark	100	4
* Tuesday Morning Corp.	1,190	3
Office Depot Inc.	500	2
		1,181,805
Consumer Staples (7.6%)
Procter & Gamble Co.	1,338,086	122,943
PepsiCo Inc.	873,376	104,735
Wal-Mart Stores Inc.	740,069	73,082
CVS Health Corp.	912,198	66,134
Coca-Cola Co.	1,115,332	51,172
Philip Morris International Inc.	442,746	46,776
Costco Wholesale Corp.	187,587	34,914
Conagra Brands Inc.	917,943	34,579
Walgreens Boots Alliance Inc.	446,908	32,455
Constellation Brands Inc. Class A	123,303	28,183
Altria Group Inc.	392,562	28,033
Colgate-Palmolive Co.	344,414	25,986
Kimberly-Clark Corp.	209,513	25,280
Hershey Co.	175,447	19,915
Mondelez International Inc. Class A	458,895	19,641
Estee Lauder Cos. Inc. Class A	124,106	15,791
* Monster Beverage Corp.	229,443	14,522
Tyson Foods Inc. Class A	158,376	12,840
Kraft Heinz Co.	154,542	12,017
Dr Pepper Snapple Group Inc.	114,726	11,135
Clorox Co.	59,516	8,852
Molson Coors Brewing Co. Class B	81,200	6,664
* US Foods Holding Corp.	98,000	3,129
Church & Dwight Co. Inc.	60,600	3,040
Kroger Co.	80,980	2,223
Lamb Weston Holdings Inc.	31,800	1,795
* Post Holdings Inc.	15,400	1,220

* TreeHouse Foods Inc.	20,200	999
* Nomad Foods Ltd.	14,300	242
* Pilgrim's Pride Corp.	3,318	103
Ingredion Inc.	600	84
* Boston Beer Co. Inc. Class A	400	77
* Avon Products Inc.	14,500	31
* USANA Health Sciences Inc.	400	30
* Adecoagro SA	2,600	27
* Central Garden & Pet Co. Class A	700	26
* Edgewell Personal Care Co.	300	18
Coca-Cola European Partners plc	200	8
* HRG Group Inc.	200	3
* Performance Food Group Co.	100	3
		808,707
Energy (6.0%)
Exxon Mobil Corp.	1,463,602	122,416
Chevron Corp.	954,239	119,461
ConocoPhillips	933,557	51,243
Valero Energy Corp.	472,142	43,395
Marathon Petroleum Corp.	651,349	42,976
Halliburton Co.	843,098	41,202
Phillips 66	359,367	36,350
Schlumberger Ltd.	301,423	20,313
Occidental Petroleum Corp.	264,470	19,481
Anadarko Petroleum Corp.	324,400	17,401
Kinder Morgan Inc.	890,115	16,084
Cabot Oil & Gas Corp.	530,176	15,163
Devon Energy Corp.	324,995	13,455
Cimarex Energy Co.	102,209	12,471
Baker Hughes a GE Co.	361,800	11,447
EOG Resources Inc.	91,800	9,906
ONEOK Inc.	184,000	9,835
Williams Cos. Inc.	177,000	5,397
* Newfield Exploration Co.	152,560	4,810
Marathon Oil Corp.	284,000	4,808
EQT Corp.	47,600	2,709
* Transocean Ltd.	214,860	2,295
Andeavor	19,100	2,184
* Energen Corp.	32,400	1,865
* QEP Resources Inc.	158,300	1,515
* Peabody Energy Corp.	16,300	642
Murphy Oil Corp.	14,700	456
* CONSOL Energy Inc.	7,912	313
* Southwestern Energy Co.	55,400	309
CNX Resources Corp.	20,100	294
World Fuel Services Corp.	4,900	138
* Exterran Corp.	3,800	119
* Superior Energy Services Inc.	10,500	101
Oceaneering International Inc.	4,200	89
* Ultra Petroleum Corp.	8,100	73
Cameco Corp.	6,400	59
* Bonanza Creek Energy Inc.	2,100	58
* Denbury Resources Inc.	24,400	54
Range Resources Corp.	2,900	49
* Kosmos Energy Ltd.	6,151	42
* Helix Energy Solutions Group Inc.	4,900	37
RPC Inc.	1,400	36

Archrock Inc.	2,600	27
* Diamond Offshore Drilling Inc.	1,400	26
* Matrix Service Co.	1,300	23
* Keane Group Inc.	1,100	21
* W&T Offshore Inc.	5,900	20
* Earthstone Energy Inc. Class A	1,800	19
* Antero Midstream GP LP	100	2
* Select Energy Services Inc. Class A	105	2
		631,191
Financials (14.3%)
JPMorgan Chase & Co.	1,451,117	155,182
Wells Fargo & Co.	1,793,116	108,788
Bank of America Corp.	3,500,062	103,322
Citigroup Inc.	1,278,255	95,115
* Berkshire Hathaway Inc. Class B	455,192	90,228
Goldman Sachs Group Inc.	169,618	43,212
Allstate Corp.	394,530	41,311
S&P Global Inc.	240,160	40,683
Aflac Inc.	443,049	38,891
Progressive Corp.	688,909	38,799
Morgan Stanley	728,706	38,235
Bank of New York Mellon Corp.	709,259	38,201
T. Rowe Price Group Inc.	322,825	33,874
Fifth Third Bancorp	1,000,661	30,360
State Street Corp.	310,938	30,351
Unum Group	524,261	28,777
Intercontinental Exchange Inc.	380,185	26,826
Ameriprise Financial Inc.	157,422	26,678
Franklin Resources Inc.	597,695	25,898
Synchrony Financial	653,540	25,233
Chubb Ltd.	169,368	24,750
Lincoln National Corp.	306,620	23,570
Citizens Financial Group Inc.	530,741	22,281
Capital One Financial Corp.	218,032	21,712
Comerica Inc.	229,539	19,926
Discover Financial Services	245,815	18,908
M&T Bank Corp.	100,000	17,099
* E*TRADE Financial Corp.	342,187	16,962
Zions Bancorporation	314,337	15,978
Leucadia National Corp.	589,496	15,616
US Bancorp	286,845	15,369
People's United Financial Inc.	790,849	14,789
BlackRock Inc.	28,550	14,666
Everest Re Group Ltd.	63,299	14,006
Willis Towers Watson plc	92,300	13,909
Torchmark Corp.	151,017	13,699
Moody's Corp.	86,300	12,739
Marsh & McLennan Cos. Inc.	149,261	12,148
American Express Co.	90,547	8,992
Principal Financial Group Inc.	124,722	8,800
SunTrust Banks Inc.	132,040	8,528
Raymond James Financial Inc.	92,551	8,265
CME Group Inc.	54,700	7,989
Hartford Financial Services Group Inc.	137,400	7,733
XL Group Ltd.	211,480	7,436
Invesco Ltd.	189,890	6,939
Affiliated Managers Group Inc.	31,820	6,531

Voya Financial Inc.	124,200	6,144
Travelers Cos. Inc.	44,904	6,091
Nasdaq Inc.	74,864	5,752
Regions Financial Corp.	323,878	5,597
Prudential Financial Inc.	45,852	5,272
Navient Corp.	369,055	4,916
Arthur J Gallagher & Co.	71,700	4,537
Huntington Bancshares Inc.	299,982	4,368
First Horizon National Corp.	200,320	4,004
Loews Corp.	65,980	3,301
Northern Trust Corp.	27,497	2,747
Cincinnati Financial Corp.	33,993	2,548
Assurant Inc.	23,280	2,348
FNF Group	59,800	2,347
Aon plc	15,894	2,130
First American Financial Corp.	35,800	2,006
* Brighthouse Financial Inc.	25,200	1,478
KeyCorp	49,300	994
Ares Capital Corp.	60,000	943
Credicorp Ltd.	4,400	913
American Equity Investment Life Holding Co.	25,700	790
American International Group Inc.	9,617	573
* Flagstar Bancorp Inc.	14,400	539
TCF Financial Corp.	21,500	441
Financial Engines Inc.	11,500	348
* First BanCorp.	52,200	266
Argo Group International Holdings Ltd.	4,200	259
Apollo Investment Corp.	41,000	232
LPL Financial Holdings Inc.	4,000	229
Beneficial Bancorp Inc.	13,200	217
* eHealth Inc.	12,000	208
UBS Group AG	11,200	206
* World Acceptance Corp.	2,000	161
Great Western Bancorp Inc.	3,799	151
East West Bancorp Inc.	2,400	146
Bank of NT Butterfield & Son Ltd.	3,800	138
Assured Guaranty Ltd.	4,000	136
Hanover Insurance Group Inc.	1,200	130
Synovus Financial Corp.	2,500	120
OM Asset Management plc	6,700	112
Valley National Bancorp	10,000	112
Primerica Inc.	1,100	112
Nelnet Inc. Class A	1,900	104
Reinsurance Group of America Inc. Class A	663	103
Kearny Financial Corp.	6,921	100
* PHH Corp.	9,343	96
Meridian Bancorp Inc.	4,000	82
Umpqua Holdings Corp.	3,500	73
* Essent Group Ltd.	1,600	70
UMB Financial Corp.	900	65
Erie Indemnity Co. Class A	500	61
BB&T Corp.	1,200	60
Preferred Bank.	788	46
Heritage Financial Corp.	1,488	46
First Midwest Bancorp Inc.	1,900	46
Old Republic International Corp.	2,000	43
Banner Corp.	600	33

Federated Investors Inc. Class B	900	32
* Credit Acceptance Corp.	100	32
Oaktree Specialty Lending Corp.	6,200	30
* Green Dot Corp. Class A	483	29
Resource Capital Corp.	2,700	25
Brookline Bancorp Inc.	1,500	24
Arbor Realty Trust Inc.	2,461	21
BGC Partners Inc. Class A	1,400	21
CenterState Bank Corp.	800	21
* Bancorp Inc.	1,936	19
Berkshire Hills Bancorp Inc.	500	18
PennantPark Floating Rate Capital Ltd.	1,300	18
Columbia Banking System Inc.	400	17
* Opus Bank	483	13
Simmons First National Corp. Class A	217	12
PJT Partners Inc.	200	9
* Ambac Financial Group Inc.	500	8
Newtek Business Services Corp.	400	7
THL Credit Inc.	807	7
National General Holdings Corp.	300	6
Investment Technology Group Inc.	300	6
Employers Holdings Inc.	100	4
* Cowen Inc. Class A	300	4
Garrison Capital Inc.	500	4
* Donnelley Financial Solutions Inc.	200	4
OFG Bancorp	300	3
* Genworth Financial Inc. Class A	500	2
		1,514,790
Health Care (13.2%)
Johnson & Johnson	1,153,955	161,231
Merck & Co. Inc.	2,108,887	118,667
Pfizer Inc.	2,443,211	88,493
AbbVie Inc.	869,583	84,097
UnitedHealth Group Inc.	352,798	77,778
Bristol-Myers Squibb Co.	1,213,124	74,340
Eli Lilly & Co.	723,585	61,114
Cigna Corp.	267,017	54,229
Anthem Inc.	198,326	44,625
Amgen Inc.	240,641	41,847
Baxter International Inc.	616,898	39,876
Agilent Technologies Inc.	560,253	37,520
* Vertex Pharmaceuticals Inc.	230,447	34,535
* Celgene Corp.	326,176	34,040
* Centene Corp.	321,843	32,468
Gilead Sciences Inc.	438,205	31,393
* Intuitive Surgical Inc.	81,657	29,800
Medtronic plc	302,636	24,438
Danaher Corp.	214,854	19,943
* IQVIA Holdings Inc.	200,080	19,588
* Express Scripts Holding Co.	251,289	18,756
* Align Technology Inc.	83,214	18,489
* IDEXX Laboratories Inc.	115,608	18,079
* Boston Scientific Corp.	692,283	17,162
* Mettler-Toledo International Inc.	27,172	16,834
* Biogen Inc.	48,475	15,443
Thermo Fisher Scientific Inc.	78,383	14,883
Humana Inc.	53,800	13,346

	Becton Dickinson and Co.	57,493	12,307
*	Edwards Lifesciences Corp.	108,670	12,248
	Zoetis Inc.	144,057	10,378
	Zimmer Biomet Holdings Inc.	80,000	9,654
	Cooper Cos. Inc.	43,374	9,450
	Abbott Laboratories	158,521	9,047
*	DaVita Inc.	125,100	9,038
	Aetna Inc.	42,749	7,712
	McKesson Corp.	48,900	7,626
*	Regeneron Pharmaceuticals Inc.	18,326	6,890
*	Waters Corp.	32,803	6,337
	Universal Health Services Inc. Class B	53,100	6,019
*	Hologic Inc.	132,400	5,660
*	Illumina Inc.	23,473	5,129
	Patterson Cos. Inc.	139,320	5,034
*	Laboratory Corp. of America Holdings	22,300	3,557
*	HCA Healthcare Inc.	39,700	3,487
*	Myriad Genetics Inc.	86,100	2,957
*	Alexion Pharmaceuticals Inc.	21,558	2,578
	Quest Diagnostics Inc.	26,100	2,571
	Allergan plc	11,900	1,947
*	Molina Healthcare Inc.	21,050	1,614
	Perrigo Co. plc	18,440	1,607
*	Portola Pharmaceuticals Inc.	28,696	1,397
	Bruker Corp.	39,900	1,369
*	Puma Biotechnology Inc.	13,700	1,354
*	Incyte Corp.	13,780	1,305
*	Sangamo Therapeutics Inc.	62,600	1,027
*	Dynavax Technologies Corp.	54,700	1,023
*	Charles River Laboratories International Inc.	8,916	976
*	MyoKardia Inc.	18,800	791
*	PTC Therapeutics Inc.	44,300	739
*	Mallinckrodt plc	28,600	645
*	Depomed Inc.	76,200	613
*	LivaNova plc	7,600	607
*	AMAG Pharmaceuticals Inc.	41,900	555
*	United Therapeutics Corp.	3,700	547
*	Bioverativ Inc.	9,500	512
*	Insulet Corp.	6,000	414
*,^ MannKind Corp.		152,281	353
*	Allscripts Healthcare Solutions Inc.	22,600	329
*	BioMarin Pharmaceutical Inc.	3,300	294
*	Momenta Pharmaceuticals Inc.	20,400	285
*	Acorda Therapeutics Inc.	10,146	218
*	Diplomat Pharmacy Inc.	10,400	209
*	Ophthotech Corp.	61,600	192
*	OraSure Technologies Inc.	7,700	145
	PerkinElmer Inc.	1,912	140
*	HMS Holdings Corp.	8,200	139
*	Triple-S Management Corp. Class B	4,800	119
*	Horizon Pharma plc	8,000	117
*	Tivity Health Inc.	3,100	113
*	Masimo Corp.	1,300	110
*	INC Research Holdings Inc. Class A	2,500	109
*,^ Rockwell Medical Inc.		14,754	86
*	Editas Medicine Inc.	2,500	77
*	Rigel Pharmaceuticals Inc.	19,500	76

*	QIAGEN NV	2,100	65
*	Endocyte Inc.	14,902	64
*	Premier Inc. Class A	2,100	61
*	Brookdale Senior Living Inc.	5,200	50
*	Agenus Inc.	15,324	50
*	Neurocrine Biosciences Inc.	602	47
*	Spark Therapeutics Inc.	900	46
*	LifePoint Health Inc.	900	45
*	Inotek Pharmaceuticals Corp.	16,879	44
*	AngioDynamics Inc.	2,600	43
*	Innoviva Inc.	2,984	42
	Owens & Minor Inc.	2,200	42
*	Alnylam Pharmaceuticals Inc.	300	38
*	Eagle Pharmaceuticals Inc.	700	37
*	Arrowhead Pharmaceuticals Inc.	9,800	36
*	Quidel Corp.	800	35
*	Enzo Biochem Inc.	4,060	33
*	Taro Pharmaceutical Industries Ltd.	300	31
*	Community Health Systems Inc.	5,635	24
*	Concert Pharmaceuticals Inc.	900	23
*	Sorrento Therapeutics Inc.	5,800	22
*	Clovis Oncology Inc.	300	20
*	Amicus Therapeutics Inc.	1,300	19
*	Catalyst Pharmaceuticals Inc.	4,544	18
*	Stemline Therapeutics Inc.	1,122	18
*	Acadia Healthcare Co. Inc.	500	16
*	Otonomy Inc.	2,600	14
*	Select Medical Holdings Corp.	800	14
	Meridian Bioscience Inc.	1,000	14
*	Novus Therapeutics Inc.	3,577	14
*	uniQure NV	700	14
*	Spectrum Pharmaceuticals Inc.	700	13
*	OvaScience Inc.	7,700	11
*	BioScrip Inc.	3,700	11
*	Celldex Therapeutics Inc.	3,500	10
*	Madrigal Pharmaceuticals Inc.	100	9
*	Chimerix Inc.	1,834	9
*	Arbutus Biopharma Corp.	1,600	8
*	Immunomedics Inc.	500	8
*	Lexicon Pharmaceuticals Inc.	740	7
*	Varian Medical Systems Inc.	59	7
*	Seres Therapeutics Inc.	641	7
*	Exact Sciences Corp.	100	5
*	Cardiovascular Systems Inc.	200	5
*	Five Prime Therapeutics Inc.	200	4
*	Insys Therapeutics Inc.	400	4
*	Medpace Holdings Inc.	100	4
*	RTI Surgical Inc.	802	3
	Luminex Corp.	155	3
*	BioCryst Pharmaceuticals Inc.	613	3
*	Quality Systems Inc.	200	3
*	Intrexon Corp.	200	2
	Invacare Corp.	100	2
*,^ AquaBounty Technologies Inc.		371	1
	Computer Programs & Systems Inc.	29	1
			1,404,025

Industrials (10.5%)
Boeing Co.	317,301	93,575
Honeywell International Inc.	591,523	90,716
Caterpillar Inc.	353,376	55,685
Waste Management Inc.	558,284	48,180
Eaton Corp. plc	587,450	46,414
Deere & Co.	295,309	46,219
Cummins Inc.	254,732	44,996
Raytheon Co.	206,421	38,776
Lockheed Martin Corp.	119,970	38,516
3M Co.	162,658	38,285
Norfolk Southern Corp.	226,170	32,772
Southwest Airlines Co.	467,906	30,624
Rockwell Automation Inc.	155,741	30,580
Ingersoll-Rand plc	291,808	26,026
United Technologies Corp.	197,720	25,223
CSX Corp.	451,139	24,817
Emerson Electric Co.	353,893	24,663
Fortive Corp.	327,330	23,682
* United Rentals Inc.	135,087	23,223
American Airlines Group Inc.	411,076	21,388
Cintas Corp.	112,890	17,592
Pentair plc	244,766	17,285
Masco Corp.	372,300	16,359
Harris Corp.	112,798	15,978
General Dynamics Corp.	75,404	15,341
Kansas City Southern	144,488	15,203
KAR Auction Services Inc.	293,000	14,799
Illinois Tool Works Inc.	78,578	13,111
Spirit AeroSystems Holdings Inc. Class A	150,100	13,096
United Parcel Service Inc. Class B	108,953	12,982
Stanley Black & Decker Inc.	76,432	12,970
General Electric Co.	713,728	12,455
Northrop Grumman Corp.	40,525	12,438
AMETEK Inc.	159,669	11,571
Allegion plc	101,306	8,060
Allison Transmission Holdings Inc.	186,800	8,045
Fortune Brands Home & Security Inc.	111,758	7,649
Dun & Bradstreet Corp.	62,340	7,382
L3 Technologies Inc.	31,460	6,224
Roper Technologies Inc.	23,344	6,046
Republic Services Inc. Class A	89,330	6,040
Expeditors International of Washington Inc.	83,810	5,422
* Quanta Services Inc.	131,636	5,148
Jacobs Engineering Group Inc.	77,060	5,083
Canadian Pacific Railway Ltd.	23,183	4,237
Fluor Corp.	79,600	4,111
Owens Corning	38,500	3,540
Parker-Hannifin Corp.	15,420	3,078
Delta Air Lines Inc.	50,360	2,820
PACCAR Inc.	39,640	2,818
* United Continental Holdings Inc.	38,000	2,561
Old Dominion Freight Line Inc.	19,200	2,526
Arconic Inc.	77,330	2,107
Xylem Inc.	24,105	1,644
Pitney Bowes Inc.	116,000	1,297
* HD Supply Holdings Inc.	30,800	1,233

Timken Co.	22,700	1,116
* AerCap Holdings NV	19,500	1,026
* MRC Global Inc.	46,900	794
* Continental Building Products Inc.	26,100	735
* Moog Inc. Class A	7,800	677
RPX Corp.	49,118	660
Hubbell Inc. Class B	4,600	623
* XPO Logistics Inc.	5,900	540
* Colfax Corp.	12,700	503
Carlisle Cos. Inc.	4,400	500
Trinity Industries Inc.	10,900	408
* Armstrong World Industries Inc.	6,700	406
Snap-on Inc.	2,220	387
Insperity Inc.	6,400	367
* AECOM	8,400	312
Brady Corp. Class A	6,900	261
BWX Technologies Inc.	3,040	184
EnerSys	2,300	160
* Univar Inc.	4,655	144
* SPX FLOW Inc.	2,800	133
* WABCO Holdings Inc.	900	129
* NCI Building Systems Inc.	6,500	125
* Babcock & Wilcox Enterprises Inc.	21,600	123
* Masonite International Corp.	1,600	119
* Rexnord Corp.	4,500	117
* YRC Worldwide Inc.	8,100	116
* JetBlue Airways Corp.	5,000	112
Albany International Corp.	1,700	104
* Mistras Group Inc.	4,186	98
Chicago Bridge & Iron Co. NV	6,000	97
* Navigant Consulting Inc.	4,798	93
ArcBest Corp.	2,500	89
Werner Enterprises Inc.	2,300	89
Crane Co.	985	88
* FTI Consulting Inc.	1,900	82
Spartan Motors Inc.	5,100	80
* LB Foster Co. Class A	2,557	69
* TrueBlue Inc.	2,500	69
Federal Signal Corp.	3,378	68
* Civeo Corp.	22,200	61
H&E Equipment Services Inc.	1,400	57
* WESCO International Inc.	800	55
* SPX Corp.	1,600	50
* TriNet Group Inc.	1,100	49
Oshkosh Corp.	530	48
Briggs & Stratton Corp.	1,600	41
* GMS Inc.	1,000	38
* Huron Consulting Group Inc.	899	36
* Armstrong Flooring Inc.	2,060	35
* Atkore International Group Inc.	1,500	32
* ARC Document Solutions Inc.	11,400	29
Steelcase Inc. Class A	1,900	29
Matson Inc.	800	24
Global Brass & Copper Holdings Inc.	700	23
* Harsco Corp.	1,200	22
* Textainer Group Holdings Ltd.	1,000	21
* Kirby Corp.	300	20

Covanta Holding Corp.	1,000	17
Copa Holdings SA Class A	100	13
* Westport Fuel Systems Inc.	3,500	13
* Caesarstone Ltd.	595	13
LSC Communications Inc.	800	12
* Rush Enterprises Inc. Class A	219	11
Ennis Inc.	500	10
* Builders FirstSource Inc.	400	9
* Meritor Inc.	368	9
Quad/Graphics Inc.	300	7
Huntington Ingalls Industries Inc.	27	6
* CAI International Inc.	200	6
Essendant Inc.	600	6
CECO Environmental Corp.	1,000	5
* DXP Enterprises Inc.	157	5
* Milacron Holdings Corp.	208	4
* USG Corp.	100	4
* Gibraltar Industries Inc.	100	3
* Air Transport Services Group Inc.	100	2
Knoll Inc.	69	2
* USA Truck Inc.	86	2
		1,115,243
Information Technology (24.4%)
Apple Inc.	2,600,038	440,004
Microsoft Corp.	3,140,253	268,617
* Facebook Inc. Class A	962,674	169,873
* Alphabet Inc. Class C	153,611	160,739
* Alphabet Inc. Class A	151,176	159,249
Visa Inc. Class A	800,903	91,319
International Business Machines Corp.	589,984	90,515
Intel Corp.	1,714,857	79,158
Mastercard Inc. Class A	360,126	54,509
QUALCOMM Inc.	775,648	49,657
NVIDIA Corp.	240,102	46,460
Applied Materials Inc.	886,528	45,319
Cisco Systems Inc.	1,142,659	43,764
Texas Instruments Inc.	408,062	42,618
* Electronic Arts Inc.	389,454	40,916
Accenture plc Class A	264,696	40,522
HP Inc.	1,865,414	39,192
* VeriSign Inc.	331,959	37,989
DXC Technology Co.	384,216	36,462
Oracle Corp.	762,787	36,065
Fidelity National Information Services Inc.	382,100	35,952
Broadcom Ltd.	136,496	35,066
Lam Research Corp.	186,336	34,299
* Adobe Systems Inc.	160,398	28,108
Western Digital Corp.	343,629	27,329
* salesforce.com Inc.	211,239	21,595
* Red Hat Inc.	169,571	20,366
* Micron Technology Inc.	474,297	19,503
CSRA Inc.	649,585	19,436
* Cadence Design Systems Inc.	464,367	19,420
* eBay Inc.	500,120	18,875
Cognizant Technology Solutions Corp. Class A	256,670	18,229
* Synopsys Inc.	211,263	18,008
KLA-Tencor Corp.	170,298	17,893

* Citrix Systems Inc.	201,970	17,773
* Advanced Micro Devices Inc.	1,702,954	17,506
Juniper Networks Inc.	564,948	16,101
Motorola Solutions Inc.	177,585	16,043
NetApp Inc.	278,675	15,416
Analog Devices Inc.	144,300	12,847
* F5 Networks Inc.	86,086	11,296
CA Inc.	335,678	11,171
Intuit Inc.	69,612	10,983
Western Union Co.	542,519	10,313
Paychex Inc.	151,472	10,312
Activision Blizzard Inc.	137,994	8,738
Total System Services Inc.	105,098	8,312
Xilinx Inc.	123,080	8,298
Amphenol Corp. Class A	89,151	7,828
* PayPal Holdings Inc.	106,003	7,804
Skyworks Solutions Inc.	80,255	7,620
* CoreLogic Inc.	128,800	5,952
* ANSYS Inc.	31,978	4,720
FLIR Systems Inc.	98,743	4,603
Seagate Technology plc	90,401	3,782
Versum Materials Inc.	81,803	3,096
* BlackBerry Ltd.	263,600	2,944
* Fiserv Inc.	22,331	2,928
Xerox Corp.	100,228	2,922
Symantec Corp.	98,713	2,770
Corning Inc.	86,125	2,755
* VMware Inc. Class A	18,600	2,331
* Autodesk Inc.	21,015	2,203
* Zynga Inc. Class A	467,800	1,871
* SINA Corp.	17,600	1,765
* First Data Corp. Class A	103,500	1,730
TE Connectivity Ltd.	17,600	1,673
* IAC/InterActiveCorp	12,700	1,553
Sabre Corp.	69,400	1,423
* Take-Two Interactive Software Inc.	12,800	1,405
* Flex Ltd.	72,400	1,303
* Microsemi Corp.	23,700	1,224
LogMeIn Inc.	10,332	1,183
* Cree Inc.	31,600	1,174
* InterXion Holding NV	19,496	1,149
* Palo Alto Networks Inc.	7,100	1,029
* Dell Technologies Inc. Class V	11,147	906
InterDigital Inc.	11,200	853
Microchip Technology Inc.	8,345	733
* Black Knight Inc.	15,900	702
* Kulicke & Soffa Industries Inc.	28,200	686
* Qorvo Inc.	9,300	619
Amdocs Ltd.	8,500	557
* Nuance Communications Inc.	33,800	553
Convergys Corp.	22,902	538
* Conduent Inc.	30,600	495
* Yelp Inc. Class A	11,700	491
* ARRIS International plc	18,900	486
* MicroStrategy Inc. Class A	3,307	434
* First Solar Inc.	5,600	378
Avnet Inc.	8,959	355

* Tower Semiconductor Ltd.	9,700	331
Dolby Laboratories Inc. Class A	5,200	322
Genpact Ltd.	10,100	321
* FireEye Inc.	22,300	317
* Synaptics Inc.	7,400	296
* Fortinet Inc.	6,600	288
Travelport Worldwide Ltd.	22,004	288
Maxim Integrated Products Inc.	5,400	282
* NCR Corp.	7,400	252
* CommScope Holding Co. Inc.	6,328	239
Vishay Intertechnology Inc.	10,800	224
Progress Software Corp.	4,700	200
* Cornerstone OnDemand Inc.	5,100	180
* Net 1 UEPS Technologies Inc.	13,700	163
* Photronics Inc.	19,001	162
* Rudolph Technologies Inc.	5,793	138
* Trimble Inc.	3,400	138
* Tableau Software Inc. Class A	1,900	132
Xperi Corp.	4,800	117
* Shutterstock Inc.	2,700	116
* NetScout Systems Inc.	3,614	110
Hewlett Packard Enterprise Co.	7,650	110
* Glu Mobile Inc.	25,800	94
* Extreme Networks Inc.	7,500	94
* TrueCar Inc.	6,900	77
* Teradata Corp.	1,900	73
* Etsy Inc.	3,400	70
* Lattice Semiconductor Corp.	11,800	68
* Ambarella Inc.	1,136	67
* Alpha & Omega Semiconductor Ltd.	3,900	64
* CommerceHub Inc.	3,000	62
NVE Corp.	682	59
* TechTarget Inc.	4,200	59
* Celestica Inc.	5,500	58
* Knowles Corp.	3,500	51
* Calix Inc.	8,061	48
NIC Inc.	2,616	43
* KEMET Corp.	2,700	41
* Ribbon Communications Inc.	5,200	40
Science Applications International Corp.	500	38
Cohu Inc.	1,700	37
* Rambus Inc.	2,600	37
* Sanmina Corp.	1,100	36
* XO Group Inc.	1,821	34
* Aspen Technology Inc.	500	33
EVERTEC Inc.	2,300	31
* CommerceHub Inc. Class A	1,350	30
Teradyne Inc.	700	29
* Zix Corp.	6,500	29
* Atlassian Corp. plc Class A	598	27
* Blucora Inc.	1,200	27
* Amkor Technology Inc.	2,600	26
* Sykes Enterprises Inc.	800	25
* Mellanox Technologies Ltd.	386	25
* Rubicon Project Inc.	13,000	24
* EchoStar Corp. Class A	400	24
* DHI Group Inc.	11,400	22

*	Ciena Corp.	1,000	21
*	Endurance International Group Holdings Inc.	2,413	20
*	SPS Commerce Inc.	400	19
*,^ VirnetX Holding Corp.		4,900	18
*	Web.com Group Inc.	800	17
*	Euronet Worldwide Inc.	200	17
*	8x8 Inc.	1,100	16
*	Orbotech Ltd.	300	15
*,^ MagnaChip Semiconductor Corp.		1,300	13
*	SolarEdge Technologies Inc.	300	11
	Daktronics Inc.	1,200	11
*	CommVault Systems Inc.	200	11
*	Check Point Software Technologies Ltd.	100	10
*	Mitel Networks Corp.	1,100	9
	Hackett Group Inc.	500	8
*	Vantiv Inc. Class A	100	7
*	Care.com Inc.	400	7
*	GrubHub Inc.	100	7
	CDK Global Inc.	100	7
*	Bazaarvoice Inc.	1,299	7
*	Aerohive Networks Inc.	1,000	6
*	Everi Holdings Inc.	700	5
*	GoDaddy Inc. Class A	100	5
*	TTM Technologies Inc.	200	3
	Brooks Automation Inc.	113	3
*	MoneyGram International Inc.	200	3
*	Akamai Technologies Inc.	2	—
			2,580,265
Materials (3.3%)
	Air Products & Chemicals Inc.	292,239	47,951
*	Freeport-McMoRan Inc.	2,191,958	41,560
	LyondellBasell Industries NV Class A	271,293	29,929
	FMC Corp.	305,967	28,963
	Albemarle Corp.	194,264	24,844
	Praxair Inc.	149,892	23,185
	DowDuPont Inc.	301,680	21,486
	Newmont Mining Corp.	486,118	18,239
	Sealed Air Corp.	278,435	13,727
*	Owens-Illinois Inc.	563,580	12,495
	Avery Dennison Corp.	104,447	11,997
	Packaging Corp. of America	88,811	10,706
	PPG Industries Inc.	81,864	9,563
	Ecolab Inc.	57,624	7,732
	Monsanto Co.	57,500	6,715
	Eastman Chemical Co.	70,520	6,533
	Sherwin-Williams Co.	14,623	5,996
	WestRock Co.	76,344	4,826
	Graphic Packaging Holding Co.	304,900	4,711
	Chemours Co.	72,200	3,614
	Nucor Corp.	43,340	2,756
	Mosaic Co.	95,100	2,440
	Ball Corp.	44,400	1,681
	Celanese Corp. Class A	15,000	1,606
*	Alcoa Corp.	29,004	1,562
	Methanex Corp.	19,700	1,193
	Reliance Steel & Aluminum Co.	12,500	1,072
*	Ferroglobe plc	58,600	949

*	Berry Global Group Inc.	15,800	927
*	Allegheny Technologies Inc.	18,610	449
*	Coeur Mining Inc.	53,500	401
*	Louisiana-Pacific Corp.	14,200	373
*	Constellium NV Class A	22,000	245
*	Cleveland-Cliffs Inc.	27,807	200
*	Crown Holdings Inc.	3,300	186
	Steel Dynamics Inc.	3,618	156
*	SunCoke Energy Inc.	10,700	128
	International Flavors & Fragrances Inc.	757	116
	Mercer International Inc.	7,600	109
*	Century Aluminum Co.	5,298	104
*	AdvanSix Inc.	2,458	103
	Olin Corp.	2,610	93
	WR Grace & Co.	1,222	86
*	Axalta Coating Systems Ltd.	2,600	84
*	TimkenSteel Corp.	3,300	50
	Schweitzer-Mauduit International Inc.	700	32
*	Ryerson Holding Corp.	1,900	20
	Orion Engineered Carbons SA	700	18
^	Israel Chemicals Ltd.	4,000	16
	Tronox Ltd. Class A	400	8
	Martin Marietta Materials Inc.	24	5
	Materion Corp.	99	5
	Worthington Industries Inc.	100	4
	Core Molding Technologies Inc.	200	4
	Warrior Met Coal Inc.	106	3
*,2 Ferroglobe R&W Trust		48,731	—
			351,956
Other (0.2%)
	SPDR S&P 500 ETF Trust	68,200	18,200
*,2 Safeway Inc. CVR (Casa Ley) Exp. 01/30/2018		75,810	10
*	Rizzoli Corriere Della Sera Mediagroup SPA	2,001	3
*,2 Safeway Inc. CVR (PDC) Exp. 01/30/2019		75,810	—
*,2 Biosante Pharmaceutical Inc. CVR		4,189	—
			18,213
Real Estate (2.7%)
	American Tower Corp.	310,835	44,347
*	SBA Communications Corp. Class A	259,183	42,340
	Equity Residential	323,969	20,659
	Weyerhaeuser Co.	527,177	18,588
	AvalonBay Communities Inc.	102,585	18,302
	Iron Mountain Inc.	434,035	16,376
	Prologis Inc.	251,376	16,216
	HCP Inc.	441,700	11,520
	Apartment Investment & Management Co.	250,851	10,965
	Realogy Holdings Corp.	354,500	9,394
	Duke Realty Corp.	290,700	7,910
	Digital Realty Trust Inc.	61,173	6,968
	Equinix Inc.	14,277	6,471
*	CBRE Group Inc. Class A	144,945	6,278
	Ventas Inc.	104,231	6,255
	Host Hotels & Resorts Inc.	312,539	6,204
	Public Storage	21,898	4,577
	Welltower Inc.	69,093	4,406
	Extra Space Storage Inc.	45,042	3,939

Simon Property Group Inc.	21,466	3,687
Essex Property Trust Inc.	14,292	3,450
Crown Castle International Corp.	29,464	3,271
GGP Inc.	119,730	2,800
Park Hotels & Resorts Inc.	76,000	2,185
Equity LifeStyle Properties Inc.	19,000	1,691
Spirit Realty Capital Inc.	160,100	1,374
* Equity Commonwealth	44,609	1,361
Sun Communities Inc.	14,000	1,299
UDR Inc.	31,865	1,227
Liberty Property Trust	24,700	1,062
CoreCivic Inc.	41,600	936
Four Corners Property Trust Inc.	32,469	834
American Homes 4 Rent Class A	19,300	422
SL Green Realty Corp.	2,500	252
Colony NorthStar Inc. Class A	16,400	187
Retail Properties of America Inc.	13,500	181
* Quality Care Properties Inc.	12,499	173
VEREIT Inc.	19,800	154
InfraREIT Inc.	8,300	154
Brixmor Property Group Inc.	8,200	153
Brandywine Realty Trust	6,810	124
Highwoods Properties Inc.	2,300	117
Columbia Property Trust Inc.	5,100	117
Realty Income Corp.	1,395	80
WP Carey Inc.	1,000	69
Community Healthcare Trust Inc.	900	25
Forest City Realty Trust Inc. Class A	700	17
Altisource Residential Corp.	700	8
Douglas Emmett Inc.	200	8
UMH Properties Inc.	400	6
American Assets Trust Inc.	100	4
Outfront Media Inc.	100	2
		289,145
Telecommunication Services (1.6%)
AT&T Inc.	2,186,269	85,002
Verizon Communications Inc.	1,495,173	79,140
* T-Mobile US Inc.	14,300	908
* Globalstar Inc.	326,200	427
* Boingo Wireless Inc.	15,600	351
* United States Cellular Corp.	417	16
		165,844
Utilities (2.4%)
American Electric Power Co. Inc.	559,564	41,167
Entergy Corp.	374,951	30,517
CenterPoint Energy Inc.	966,341	27,406
NextEra Energy Inc.	152,910	23,883
NRG Energy Inc.	828,917	23,608
FirstEnergy Corp.	641,930	19,656
Duke Energy Corp.	188,531	15,857
PG&E Corp.	324,495	14,547
Xcel Energy Inc.	166,895	8,029
AES Corp./VA	689,909	7,472
Pinnacle West Capital Corp.	83,390	7,103
Ameren Corp.	115,716	6,826
Dominion Energy Inc.	77,451	6,278

	Public Service Enterprise Group Inc.			115,800	5,964
	CMS Energy Corp.			85,455	4,042
	NiSource Inc.			156,800	4,025
	DTE Energy Co.			33,219	3,636
	PPL Corp.			89,834	2,780
	Edison International			40,000	2,530
	Westar Energy Inc. Class A			34,500	1,822
	Consolidated Edison Inc.			7,185	610
	Avangrid Inc.			10,974	555
*	Atlantic Power Corp.			99,700	234
	Eversource Energy			1,400	89
	Fortis Inc./Canada			2,200	81
	Great Plains Energy Inc.			1,900	61
	Chesapeake Utilities Corp.			388	31
	Alliant Energy Corp.			300	13
	UGI Corp.			200	9
	MGE Energy Inc.			100	6
					258,837
Total Common Stocks (Cost $8,283,028)					10,320,021
		Coupon		Shares
Temporary Cash Investments (2.6%)1
Money Market Fund (2.5%)
3,5Vanguard Market Liquidity Fund		1.458%		2,652,125	265,239

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Cash Management Bill	1.029%	1/2/18	800	800
4	United States Treasury Bill	1.084%	2/1/18	4,200	4,196
4	United States Treasury Bill	1.209%	2/8/18	5,000	4,994
4	United States Treasury Bill	1.370%	5/17/18	5,000	4,973
4	United States Treasury Bill	1.446%	5/31/18	600	596
					15,559
Total Temporary Cash Investments (Cost $280,781)					280,798
Total Investments (100.0%) (Cost $8,563,809)					10,600,819
Other Assets and Liabilities-Net (0.0%)4,5					(4,226)
Net Assets (100%)					10,596,593

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $383,000.
1The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.2%, respectively, of net assets.
2Security value determined using significant unobservable inputs.
3Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4Securities with a value of $9,271,000 have been segregated as initial margin for open futures contracts.
5Includes $446,000 of collateral received for securities on loan.
CVR—Contingent Value Rights.

Growth and Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	1,930	258,234	1,589

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,320,008	3	10
Temporary Cash Investments	265,239	15,559	—
Futures Contracts—Liabilities[1]	936	—	—
Total	10,586,183	15,562	10
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

Growth and Income Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At December 31, 2017, the cost of investment securities for tax purposes was $8,563,809,000. Net unrealized appreciation of investment securities for tax purposes was $2,037,010,000, consisting of unrealized gains of $2,127,834,000 on securities that had risen in value since their purchase and $90,824,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

VANGUARD QUANTITATIVE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.